Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 613,000
Previously Paid Amount	0.00
Total Fee Amount	93.85
Total Offset Amount	0.00
Net Fee	93.85
Narrative - Max Aggregate Offering Price	$ 613,000
Final Prospectus	true